UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08217

Name of Fund:  BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings

New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 05/31/2016

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2016 (Unaudited)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 132.5%
Corporate — 2.3%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	$820	$906,231
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	2,250	2,854,778
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	5,775	7,394,079

		11,155,088
County/City/Special District/School District — 27.3%
City of New York New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 8/01/32	490	580,180
Fiscal 2014, 5.00%, 8/01/32	2,000	2,412,040
5.50%,8/01/25	5,500	7,022,070
5.00%,8/01/30	2,000	2,398,120
City of New York New York, GO, Series E:
Series A-1, 5.00%, 8/01/35	2,350	2,745,082
Sub-Series D-1, 5.00%, 10/01/33	4,175	4,895,480
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	945	1,142,505
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%,11/15/40	5,000	5,944,800
4.00%,11/15/45	965	1,058,923
5.00%,11/15/45	12,215	14,455,964
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (a)	1,380	608,483
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	800	903,456
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	3,500	3,565,695
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	6,150	6,262,422
Yankee Stadium Project (NPFGC), 5.00%, 3/01/36	2,200	2,220,922

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, PILOT (continued):
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	$9,500	$9,574,195
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Sub-Series A-1, 5.00%, 11/01/38	950	1,133,246
Sub-Series B-1, 5.00%, 11/01/35	2,100	2,525,040
Sub-Series B-1, 5.00%, 11/01/36	1,690	2,025,262
Sub-Series B-1, 5.00%, 11/01/38	1,455	1,753,071
Sub-Series E-1, 5.00%, 2/01/30	1,000	1,248,440
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	1,145	1,411,785
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,000	1,149,760
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 5/01/31	1,000	1,165,910
County of Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 5/01/28	2,250	2,786,760
County of Nassau New York, GO, Series B, 5.00%, 10/01/30	1,500	1,844,580
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%,2/15/47	2,350	2,407,669
(AGC), 5.00%, 2/15/47	305	313,778
(AGC), 5.00%, 2/15/47	7,370	7,582,109
(AGM), 5.00%, 2/15/47	7,530	7,746,713
(NPFGC), 4.50%, 2/15/47	11,905	12,197,268
(NPFGC), 5.00%, 2/15/47	1,500	1,536,810
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,710	2,015,509

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB (continued):
4 World Trade Center Project, 5.00%, 11/15/44	$4,000	$4,612,800
4 World Trade Center Project, 5.75%, 11/15/51	1,755	2,100,559
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	885	978,217
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	3,530	4,000,725
Syracuse New York Industrial Development Agency, RB, PILOT, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,100	3,126,629

		131,452,977
Education — 25.1%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%,12/01/30	250	290,938
5.00%,12/01/32	100	116,704
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	4,975	5,352,403
Build NYC Resource Corp., Refunding RB:
New York Law School Project, 5.00%, 7/01/41	930	1,067,194
New York Law School Project, 4.00%, 7/01/45	370	386,787
Series A, 5.00%, 6/01/43	450	517,041
City of New York Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	117,943
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 7/01/37	1,775	2,092,228
American Museum of Natural History, 5.00%, 7/01/41	750	875,685
Carnegie Hall, 4.75%, 12/01/39	3,150	3,506,832

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of New York New York Trust for Cultural Resources, Refunding RB, Series A (continued):
Carnegie Hall, 5.00%, 12/01/39	$1,850	$2,074,627
Wildlife Conservation Society, 5.00%, 8/01/42	2,840	3,282,955
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	5,535	6,274,033
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%,7/01/40	685	806,313
5.00%,7/01/43	2,480	2,908,346
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%,7/01/38	1,240	1,440,074
4.00%,7/01/39	350	380,545
County of Onondaga New York, RB, Syracuse University Project:
5.00%,12/01/29	1,135	1,324,431
5.00%,12/01/36	1,100	1,288,353
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%,7/01/37	715	799,863
5.00%,7/01/42	445	496,500
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%,9/01/34	300	357,477
5.38%,9/01/41	125	146,648
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM):
5.50%,7/01/33	500	579,595
5.25%,7/01/36	700	803,782
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	500	573,985

2	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Dobbs Ferry Local Development Corp., RB, Mercy College Project, 5.00%, 7/01/39	$750	$868,605
State of New York Dormitory Authority, RB:
Columbia University, Series A-2, 5.00%, 10/01/46	2,000	2,916,360
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	1,770	2,076,015
Fordham University, Series A, 5.00%, 7/01/28	175	206,136
Fordham University, Series A, 5.50%, 7/01/36	1,375	1,643,964
General Purpose, Series A, 5.00%, 2/15/36	4,500	5,315,220
New School (AGM), 5.50%, 7/01/43	3,265	3,797,293
New York University Mount Sinai School of Medicine, 5.13%, 7/01/19 (b)	1,000	1,121,360
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	3,500	4,902,450
New York University, Series B, 5.00%, 7/01/34	400	447,880
New York University, Series B, 5.00%, 7/01/42	3,000	3,503,670
New York University, Series C, 5.00%, 7/01/18 (b)	2,000	2,172,760
Series C, 5.00%, 12/15/16 (b)	1,000	1,023,740
Siena College, 5.13%, 7/01/39	1,345	1,449,950
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	750	860,977
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	1,500	1,710,375
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,500	1,729,800
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	1,000	1,189,310
Barnard College, Series A, 5.00%, 7/01/34	900	1,079,370
Barnard College, Series A, 4.00%, 7/01/37	850	927,018

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Barnard College, Series A, 5.00%, 7/01/43	$1,500	$1,759,080
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,145,390
Fordham University, 5.00%, 7/01/44	1,900	2,209,415
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,200	1,423,104
New York University Mount Sinai School of Medicine (NPFGC), 5.00%, 7/01/17 (b)	4,500	4,707,450
New York University, Series A, 5.00%, 7/01/31	3,000	3,598,590
New York University, Series A, 5.00%, 7/01/37	4,180	4,955,348
Rochester Institute of Technology, 4.00%, 7/01/31	3,300	3,571,854
Rochester Institute of Technology, 5.00%, 7/01/42	750	854,737
St. John’s University, Series A, 5.00%, 7/01/37	2,400	2,812,416
State University Dormitory Facilities, Series A, 5.25%, 7/01/31	4,755	5,760,350
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	6,435	7,771,936
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,490	1,717,136
State University Dormitory Facilities, Series B, 5.00%, 7/01/32	500	608,255
State University Dormitory Facilities, Series B, 5.00%, 7/01/33	860	1,041,503

		120,740,099
Health — 9.7%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,800	2,013,012

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/34	$500	$574,295
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	1,180	1,331,807
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	5,925	6,935,983
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	460	530,587
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,340	1,515,339
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,250	2,494,125
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	5,500	5,767,850
Montefiore Hospital (NPFGC) (FHA), 5.00%, 8/01/33	1,000	1,001,980
New York University Hospitals Center, Series A, 5.75%, 7/01/20 (b)	2,680	3,180,972
New York University Hospitals Center, Series A, 6.00%, 7/01/20 (b)	1,800	2,154,402
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/19 (b)	1,825	2,064,988
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	1,000	1,083,650
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	685	742,300
State of New York Dormitory Authority, Refunding RB, Series A:
New York University Hospitals Center, 5.00%, 7/01/17 (b)	1,000	1,046,210

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, Refunding RB, Series A (continued):
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	$2,645	$3,168,208
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	2,000	2,307,980
North Shore-Long Island Jewish Obligated Group, 5.25%, 5/01/34	7,375	8,582,066

		46,495,754
Housing — 3.8%
City of New York New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 7/01/32	6,505	7,729,176
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 7/01/33	1,375	1,596,856
Series A-1-A, AMT, 5.00%, 11/01/30	750	771,240
Series A-1-A, AMT, 5.45%, 11/01/46	1,335	1,365,665
Series H-1, AMT, 4.70%, 11/01/40	1,000	1,007,200
Series H-2-A, AMT, 5.20%, 11/01/35	835	858,681
Series H-2-A, AMT, 5.35%, 5/01/41	600	620,388
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	1,075	1,142,983
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,000	2,006,220

4	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
State of New York HFA, RB, St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	$1,000	$1,005,030

		18,103,439
State — 15.8%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,510	1,589,486
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	4,000	4,378,560
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	3,000	3,360,600
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,250	1,400,250
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	3,750	3,845,325
Series S-2 (NPFGC), 4.25%, 1/15/34	3,220	3,278,185
Metropolitan Transportation Authority, RB, Dedicated Tax Fund, Series A (NPFGC), 5.00%, 11/15/16 (b)	7,000	7,140,840
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	2,500	2,852,000
Sub-Series B-1, 5.00%, 11/15/31	4,000	4,833,440
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 4.00%, 10/15/32	2,070	2,363,650
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	3,000	3,545,340
General Purpose, Series B, 5.00%, 3/15/42	4,600	5,357,252
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	250	275,710
Mental Health Services Facilities Improvement, Series B (AGM), 5.00%, 2/15/33	4,500	4,881,600
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	2,500	2,634,325
Series B, 5.00%, 3/15/37	1,500	1,820,160

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Dormitory Authority, RB (continued):
State Personal Income Tax, Series A, 5.00%, 2/15/43	$495	$580,957
State Supported Debt, Series A, 5.00%, 3/15/44	4,850	5,752,148
State of New York Dormitory Authority, Refunding RB:
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/17 (b)	450	475,290
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/18 (b)	5,000	5,484,400
Secured Hospital, North General Hospital (Syncora), 5.75%, 2/15/17	2,000	2,007,760
State of New York Thruway Authority, RB:
2nd General Highway & Bridge Trust, Series B, 5.00%, 10/01/17 (b)	1,000	1,056,820
Transportation, Series A, 5.00%, 3/15/32	2,740	3,276,602
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/32	2,000	2,391,680
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A:
4.00%,3/15/36	1,000	1,108,420
4.00%,3/15/37	350	385,417

		76,076,217
Tobacco — 1.1%
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	1,875	1,918,856
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%,5/15/34	1,495	1,736,069

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco (continued)
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed (continued):
5.25%,5/15/40	$1,500	$1,721,250

		5,376,175
Transportation — 33.1%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,170,170
Series A, 5.00%, 11/15/30	3,000	3,592,710
Series A-1, 5.25%, 11/15/33	1,620	1,981,714
Series A-1, 5.25%, 11/15/34	1,620	1,975,444
Series B, 5.25%, 11/15/44	1,000	1,209,300
Series C, 6.50%, 11/15/18 (b)	4,490	5,099,877
Series C, 6.50%, 11/15/28	1,525	1,736,731
Series D, 5.25%, 11/15/41	2,000	2,368,420
Series E, 5.00%, 11/15/38	8,750	10,426,150
Series E, 5.00%, 11/15/43	1,000	1,184,760
Series H, 5.00%, 11/15/25	1,000	1,210,730
Sub-Series B, 5.00%, 11/15/25	1,000	1,227,910
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Series A-1, 4.00%, 11/15/46	315	343,350
Green Bonds, Series A-1, 5.25%, 11/15/56	2,330	2,833,956
Series D, 5.00%, 11/15/30	885	1,058,363
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	11,500	13,702,940
New York Transportation Development Corp., RB, Laguardia Airport Terminal B Redevelopment Project, Series A, AMT (c):
4.00%,7/01/46	1,100	1,131,372
5.25%,1/01/50	10,900	12,421,858
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	1,315	1,391,480
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,860,850
Consolidated, 183rd Series, 4.00%, 6/15/44	3,250	3,543,637

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, ARB (continued):
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.90%, 12/01/17	$4,000	$4,155,280
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	19,725	20,159,936
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,000	1,167,770
179th Series, 5.00%, 12/01/38	1,390	1,663,052
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	4,000	4,053,120
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	2,250	2,299,050
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	285	299,370
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	861,472
Consolidated, 189th Series, 5.00%, 5/01/45	2,305	2,746,730
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 1/01/56	3,880	4,652,003
State of New York Thruway Authority, Refunding RB:
5.00%,1/01/29	1,750	2,138,990
5.00%,1/01/31	1,000	1,210,070
General, Series I, 5.00%, 1/01/37	4,245	4,929,167
General, Series I, 5.00%, 1/01/42	4,270	4,958,196
General, Series K, 5.00%, 1/01/32	1,000	1,205,740
Series J, 5.00%, 1/01/41	5,000	5,754,100
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%,11/15/40	940	1,129,777
5.00%,11/15/45	820	981,745
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (a)	7,670	4,786,540
General, Remarketing, Series A, 5.00%, 11/15/36	1,000	1,170,920

6	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued):
General, Series A, 5.25%, 11/15/45	$1,280	$1,558,566
General, Series A, 5.00%, 11/15/50	3,000	3,550,860
Series A, 5.00%, 11/15/46	5,000	6,046,550
Series C, 5.00%, 11/15/38	1,385	1,515,772
Sub-Series A, 5.00%, 11/15/28	2,500	3,007,225
Sub-Series A, 5.00%, 11/15/29	875	1,048,110

		159,521,833
Utilities — 14.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2010, Series FF, 5.00%, 6/15/31	1,500	1,721,505
2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,147,670
2nd General Resolution, Fiscal 2011, Series GG, 5.00%, 6/15/43	2,070	2,394,597
2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	2,250	2,694,487
2nd General Resolution, Series DD, 5.00%, 6/15/32	5,750	6,232,885
Fiscal 2016, Series A, 3.00%, 6/15/36	1,250	1,275,700
Series B, 5.00%, 6/15/36	645	646,122
Long Island Power Authority, RB, General, Electric Systems, Series A (AGM), 5.00%, 5/01/36	2,375	2,713,437
Long Island Power Authority, Refunding RB, Electric Systems:
Series A (AGC), 5.75%, 4/01/39	1,000	1,127,640
General, Series A (AGC), 6.00%, 5/01/19 (b)	1,500	1,717,845
General, Series B (AGM), 5.00%, 6/01/16 (b)	3,500	3,500,000

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
State of New York Environmental Facilities Corp., RB, Series B, Revolving Funds, Green Bonds, 5.00%, 9/15/40	$3,170	$3,777,943
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/36	3,200	3,743,904
Series A, 5.00%, 6/15/40	1,545	1,848,840
Series A, 5.00%, 6/15/45	7,935	9,439,079
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	2,580	3,046,851
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%,12/15/32	1,715	1,794,610
Series E, 5.00%, 12/15/41	15,490	18,559,034
Western Nassau County Water Authority, RB, Series A, 5.00%, 4/01/40	1,065	1,251,748

		68,633,897
Total Municipal Bonds in New York		637,555,479

Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,175	1,332,873
Puerto Rico — 0.7%
Housing — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	3,300	3,572,547
Total Municipal Bonds — 133.5%		642,460,899

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
New York — 29.0%
County/City/Special District/School District — 4.6%
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (e)	10,000	11,233,200

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York, GO (continued):
Sub-Series I-1, 5.00%, 3/01/36	$2,500	$2,960,975
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,916,063
New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	2,500	3,058,750
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,610	3,068,707

		22,237,695
Education — 5.8%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	1,981	2,384,993
State of New York Dormitory Authority, LRB, State University Dormitory Facilities:
5.25%, 7/01/19 (b)	5,000	5,659,900
5.00%, 7/01/35	4,448	5,185,965
State of New York Dormitory Authority, RB, New York University, Series A (b):
5.00%, 7/01/18	5,498	5,973,385
(AMBAC), 5.00%, 7/01/17	2,999	3,136,886
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 3/15/33	4,500	5,621,490

		27,962,619
State — 8.2%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (e)	5,999	7,052,052
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%,10/15/31	7,380	9,117,178
4.00%,10/15/32	6,000	6,851,160
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	5,000	5,679,400

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
State (continued)
State of New York Dormitory Authority, RB, Series C:
General Purpose, 5.00%, 3/15/41	$2,500	$2,860,975
Mental Health Services Facilities, AMT (AGM), 5.40%, 2/15/33	5,458	5,939,086
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 3/15/45	1,471	1,749,771

		39,249,622
Transportation — 7.2%
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/25	8,005	9,469,008
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	3,405	4,144,464
State of New York Thruway Authority, Refunding RB, General, Series H (AGM), 5.00%, 1/01/37	8,500	9,027,170
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	10,000	12,093,100

		34,733,742
Utilities — 3.2%
City of New York New York Municipal Water Finance Authority, RB, Fiscal 2009, Series A:
5.75%, 6/15/18 (b)	921	1,013,638
5.75%, 6/15/40	3,081	3,390,696
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	7,151	8,366,663

8	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution (continued):
Series FF-2, 5.50%, 6/15/40	$2,400	$2,715,528

		15,486,525
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.0%		139,670,203
Total Long-Term Investments (Cost — $715,074,832) — 162.5%		782,131,102

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, 0.21% (f)(g)	15,821,301	$15,821,301
Total Short-Term Securities (Cost — $15,821,301) — 3.3%		15,821,301
Total Investments (Cost — $730,896,133*) — 165.8%		797,952,403
Liabilities in Excess of Other Assets — (1.1)%		(5,300,576)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.1)%		(67,863,876)
VRDP Shares, at Liquidation Value — (50.6)%		(243,600,000)

Net Assets Applicable to Common Shares — 100.0%		$481,187,951

* As of May 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$663,436,272

Gross unrealized appreciation		$67,056,270
Gross unrealized depreciation		(354,759)

Net unrealized appreciation		$66,701,511

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	When-issued security.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 15, 2017 to February 15, 2019, is $8,472,762.

(f)	During the period ended May 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at May 31, 2016	Value at May 31, 2016	Income	Realized
BIF New York Municipal Money Fund	3,034,667	(3,034,667)	—	—	—	$1,504
BlackRock Liquidity Funds, MuniCash	—	15,821,301	15,821,301	$15,821,301	$1,414	—
Total				$15,821,301	$1,414	$1,504

(g)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2016	9

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(43)	5-Year U.S. Treasury Note	September 2016	$5,165,039	$(2,374)
(92)	10-Year U.S. Treasury Note	September 2016	$11,931,250	(3,737)
(44)	Long U.S. Treasury Bond	September 2016	$7,185,750	(13,820)
(8)	Ultra U.S. Treasury Bond	September 2016	$1,401,000	(3,862)
Total				$(23,793)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
Syncora	Syncora Guarantee

10	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$782,131,102	—	$782,131,102
Short-Term Securities	$15,821,301	—	—	15,821,301

Total	$15,821,301	$782,131,102	—	$797,952,403

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(23,793)	—	—	$(23,793)
[1]	See above Schedule of Investments for values in each sector.
[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2016	11

Schedule of Investments (concluded)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$345,850	—	—	$345,850
Liabilities:
Bank overdraft	—	$(10,285)	—	(10,285)
TOB Trust Certificates	—	(67,814,620)	—	(67,814,620)
VRDP Shares	—	(243,600,000)	—	(243,600,000)

Total	$345,850	$(311,424,905)	—	$(311,079,055)

During the period ended May 31, 2016, there were no transfers between levels.

12	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Quality Fund, Inc.

By:     /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniHoldings New York Quality Fund, Inc.

Date: July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniHoldings New York Quality Fund, Inc.

Date: July 22, 2016

By:     /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock MuniHoldings New York Quality Fund, Inc.

Date: July 22, 2016